STOCK WARRANTS (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		13,750
Warrants Exercise Price (in dollars per share)	$ 12.00	$ 20.00
Warrant Expiration Maximum Period	5 years	5 years
Warrants Issued During Period To Purchase Common Stock	10,800	1,538
Recognized Compensation For Vested Warrants	$ 10,435
Share Based Compensation Non Vested Warrants Not Yet Recognized	$ 31,306
January 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock		215,148
March 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock		115,741
Financing Arrangements [Member]
Warrants Exercise Price (in dollars per share)		$ 25.00
Warrant Expiration Maximum Period		5 years
December 2012 Financing [Member] | Class A Warants [Member]
Warrants Exercise Price (in dollars per share)		$ 12
Warrant Expiration Maximum Period		5 years
Warrants Issued During Period To Purchase Common Stock		445,209
December 2012 Financing [Member] | Class B Warants [Member]
Warrants Exercise Price (in dollars per share)		$ 8
Warrant Expiration Maximum Period		1 year
Warrants Issued During Period To Purchase Common Stock		445,209
Placement Agents [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		1,538
Warrant Expiration Maximum Period		7 years
Placement Agents [Member] | January 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock		11,765
Placement Agents [Member] | March 2012 Financing [Member]
Warrants Issued During Period To Purchase Common Stock		11,574
Placement Agents [Member] | Financing Arrangements [Member]
Warrants Issued During Period To Purchase Common Stock		23,339